Consolidation and subsidiaries - Schedule of Significant Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Patria Finance Ltd.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	100.00%	100.00%
Patria Brazilian Private Equity III, Ltd.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	100.00%	100.00%
Patria Brazilian Private Equity General Partner IV, Ltd [Member]
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	100.00%	100.00%
PBPE General Partner V, Ltd.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	100.00%	100.00%
Patria Brazilian Private Equity General Partner VI, Ltd.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	100.00%	100.00%
Patria Brazil Real Estate Fund General Partner II, Ltd.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	100.00%	100.00%
Patria Brazil Real Estate Fund General Partner III Ltd.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	100.00%	100.00%
Patria Brazil Retail Property Fund General Partner, Ltd.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	100.00%	100.00%
Patria Investments UK Ltd.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	100.00%	100.00%
Patria Investments US LLC
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	100.00%	100.00%
Patria Investments Colombia S.A.S.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	100.00%	100.00%
Infrastructure II GP, Ltd.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	100.00%	100.00%
Infrastructure III SLP Ltd.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	100.00%	100.00%
Patria Infrastructure General Partner IV Ltd.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	100.00%	100.00%
Pátria Investimentos Ltda.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	100.00%	100.00%
Patria Investments Latam S.A.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	100.00%	100.00%
Patria Investments Uruguay S.A.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	100.00%	100.00%
Patria Latin American Opportunity Acquisition Corp.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	100.00%	100.00%
Moneda Asset Management SpA
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	100.00%	100.00%
Moneda Corredores de Bolsa Limitada
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	100.00%	100.00%
Moneda S.A. Administradora General De Fondos
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	0.00%	100.00%
Moneda II SpA
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	100.00%	100.00%
Moneda International Inc.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	0.00%	100.00%
Moneda USA Inc.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	100.00%	100.00%
Patria KMP Cayman I
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	100.00%	100.00%
PPE General Partner VII, Ltd.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	100.00%	100.00%
PI Renewables General Partner, Ltd.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	100.00%	100.00%
Patria Latam Growth Management Ltd.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	100.00%	100.00%
Patria SPAC LLC
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	100.00%	100.00%
Patria Latin American Opportunity Acquisition Corp.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	100.00%	100.00%
Moneda Asset Management SpA
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	100.00%	100.00%
Igah Partners LLC
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	100.00%	100.00%
e.Bricks Ventures III GP, LLC
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	100.00%	100.00%
Moneda II SpA
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	100.00%	100.00%
Moneda International Inc.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	100.00%	100.00%
Moneda USA Inc.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	100.00%	100.00%
Patria KMP Cayman I
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	100.00%	0.00%
VBI Real Estate Gestão de Carteiras S.A.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	50.00%	0.00%
VBI Administração Fiduciaria e Gestão Ltda
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	50.00%	0.00%
BREOF Partners Ltda
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	50.00%	0.00%
VBI ND Emp Imob Ltda
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	50.00%	0.00%
VBI ND II Emp Imob Ltda
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	50.00%	0.00%
VBI DATA CENTER Emp Imob Ltda
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	50.00%	0.00%
Igah Partners LLC
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	100.00%	0.00%
e.Bricks Ventures III GP, LLC
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	100.00%	0.00%
Igah Carry Holding Ltd
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	100.00%	0.00%
PEVC General Partner IV, Ltd.
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	100.00%	0.00%
Patria Real Estate Latam S.A.S
Disclosure of subsidiaries [line items]
Equity interest (direct or indirect) (%)	100.00%	0.00%